Acquisitions - Summary of Preliminary Estimates of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Apr. 18, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 8,818.5	$ 8,580.2		$ 8,919.4
2023 Acquisitions [Member]
Business Acquisition [Line Items]
Current assets	13.1
Goodwill	215.0
Other assets	4.8
Total assets acquired	456.8
Current liabilities	8.2
Deferred income taxes	37.7
Total liabilities assumed	45.9
Net assets acquired	410.9
2023 Acquisitions [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization	144.0
2023 Acquisitions [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization	3.5
2023 Acquisitions [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization	40.1
2023 Acquisitions [Member] | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
Intangible assets not subject to amortization	$ 36.3
Sternal Closure Company [Member]
Business Acquisition [Line Items]
Current assets			$ 3.8
Goodwill			48.3
Other assets			4.9
Total assets acquired			112.1
Current liabilities			1.1
Total liabilities assumed			1.1
Net assets acquired			111.0
Sternal Closure Company [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			42.8
Sternal Closure Company [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization			$ 12.3